SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

6.    SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2023:

As of December 31,
2023
RMB
Aggregate cost basis	354,149
Gross unrealized holding gain	2,671
Aggregate fair value	356,820

The Company’s short-term investments as of December 31, 2023 represent a short-term wealth management product issued by a financial institution in Hong Kong S.A.R. The wealth management product has been redeemed by the Company in January 2024.